Attachment 3 -Revised

			Accounts payable & accrued expenses	Mortgage payable	Hotel trade payables	Liabilities Held for Sale

	December 31, 2011		109,169	1,044,076	181,917	1,335,162

	2012 Activity**		(70,495)	(1,044,076)	(80,079)	(1,194,650)

	December 31, 2012		38,674	-	101,838	140,512

	Q1 2013 Activity		(38,674)	-	(87,725)	(126,399)

	March 31, 2103***		-	-	14,113	14,113

		**	The Clearwater hotel and all related assets and liabilities were sold in January 2012 and the Partnership's interest
			in the Scottsdale Days Inn was sold in December 2012.This is the reason for the decrease in liabilities. As of
			December 31,2012 the liabilities which remained ($140,512) were entirely related to Scottsdale.

		***	During the first quarter of 2013,Scottsdale continued to pay outstanding trade payables and as a result,
			the liabilities continued to decrease. As of March 31, 2013, the remaining liabilities ($14,113) were reclassed
			to liabilities related to discontinued operations.